ACQUISITIONS - Narrative (Details) R$ in Millions, $ in Millions, $ in Billions							1 Months Ended	12 Months Ended
	Aug. 06, 2025 USD ($)	Aug. 06, 2025 COP ($)	Nov. 06, 2023 USD ($) MW	Nov. 06, 2023 BRL (R$) MW	Oct. 25, 2023 USD ($) MW	Mar. 03, 2023 USD ($) MW	Dec. 31, 2024 USD ($) bPD	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Investment	$ 27	$ 113						$ 223	$ 110
Proportion of ownership interest in joint venture	17.00%	17.00%
Revenues								3,728	$ 4,142	$ 3,967
U.S. eFuels Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							67.00%		67.00%
Number of efuels barrels per day | bPD							500
Other cash payments to acquire interests in joint ventures, classified as investing activities							$ 9
Brazilian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Wind power capacity, generation facilities (in MW) | MW						136
Consideration transferred, acquisition-date fair value						$ 21
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						20
Deferred consideration						$ 1
Proportion of economic interest						22.50%
Acquisition costs						$ 1
Revenues										24
Total fair value of net assets acquired including goodwill, net of non-controlling interests										95
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 308
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					161
Deferred consideration					147
Acquisition costs					$ 2
Revenues										401
Power capacity | MW					5,900
Solar power capacity | MW					6,100
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%	100.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 5	R$ 25
Wind power capacity, generation facilities (in MW) | MW			60	60
Proportion of economic interest			22.50%	22.50%
Total fair value of net assets acquired including goodwill, net of non-controlling interests										23
Revenue of combined entity as if combination occurred at beginning of period										9
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired including goodwill, net of non-controlling interests								$ 1,453		$ 1,453
Isagen S.A. E.S.P.
Disclosure of detailed information about business combination [line items]
Investment	$ 135	$ 544
Brookfield Renewable And Institutional Partners
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Brookfield Renewable And Institutional Partners | U.S. eFuels Portfolio
Disclosure of detailed information about business combination [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities							$ 45
Brookfield Renewable And Institutional Partners | Brazilian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						95
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						90
Deferred consideration						$ 5
Brookfield Renewable And Institutional Partners | 5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 1,083
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					565
Deferred consideration					518
Acquisition costs					$ 6
Brookfield Renewable And Institutional Partners | Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 23	R$ 113
Acquisition costs			$ 1